INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

As of December 31, 2024 and 2023, the Company’s intangible assets, which are located in the United States, consisted of:

Definite lived intangible assets
Balance at January 1, 2023	$379,686
Amortization	(168,754)
Balance at December 31, 2023	$210,932
Amortization	(168,750)
Balance at December 31, 2024	$42,182

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSE

The Company amortizes definite lived intangible assets on a straight-line basis over their estimated useful lives. Amortization expense of identified intangible assets based on the carrying amount as of December 31, 2024 is as follows:

Year ending December 31,
2025	$42,182
$42,182